NOTES PAYABLE AND OTHER DEBT (Credit Facilities) (Details) - USD ($)									12 Months Ended
	Sep. 29, 2016	Mar. 24, 2016	Jul. 01, 2015	Apr. 30, 2015	Sep. 24, 2014	May 30, 2013	Aug. 17, 2012	Apr. 27, 2011	Dec. 31, 2015	Sep. 02, 2015	Aug. 01, 2015	Jul. 30, 2015	Jun. 30, 2015	May 14, 2015	May 01, 2015	Apr. 01, 2015	Mar. 31, 2015
Line of Credit Facility [Line Items]
Proceeds from issuance of debt					$ 500,000
Maximum borrowing capacity				$ 5,750,000							$ 5,750,000				$ 3,750,000	$ 6,000,000	$ 8,800,000
Repayment of debt		$ 3,900,000		6,500,000	4,500,000.0
Outstanding amount									$ 0
Principal amount of the debt instrument													$ 6,400,000
Private Bank
Line of Credit Facility [Line Items]
Proceeds from issuance of debt	$ 3,100,000
Contemporary Healthcare Senior Loan
Line of Credit Facility [Line Items]
Proceeds from issuance of debt							$ 600,000
Gemino Northwest Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 1,000,000.0
Monitoring fee as a percentage of outstanding balance						1.00%
Fee as percent of unused portion of debt						0.50%
Repayment of debt				$ 1,000,000
Gemino Bonterra Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity								$ 2,000,000
Repayment of debt			$ 400,000
PrivateBank Credit Facility
Line of Credit Facility [Line Items]
Letters of credit									$ 400,000
LIBOR | Gemino Northwest Credit Facility
Line of Credit Facility [Line Items]
Spread on floating interest rate (as a percent)						4.75%
Minimum | Senior debt - guaranteed by USDA
Line of Credit Facility [Line Items]
Prepayment penalties (as a percent)									6.00%
Spread on floating interest rate (as a percent)									1.00%
Minimum | LIBOR | Gemino Bonterra Credit Facility
Line of Credit Facility [Line Items]
Spread on floating interest rate (as a percent)								4.75%
Maximum | Senior debt - guaranteed by USDA
Line of Credit Facility [Line Items]
Prepayment penalties (as a percent)							9.00%		8.00%
Spread on floating interest rate (as a percent)									1.75%
Maximum | LIBOR | Gemino Bonterra Credit Facility
Line of Credit Facility [Line Items]
Spread on floating interest rate (as a percent)								5.00%
Promissory Note [Member] | Contemporary Healthcare Capital
Line of Credit Facility [Line Items]
Long-term Debt														$ 200,000
Senior secured revolving line of credit
Line of Credit Facility [Line Items]
Outstanding amount												$ 3,800,000
Senior secured revolving line of credit | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Letters of credit										$ 1,800,000
Principal amount of the debt instrument										$ 2,000,000
Senior secured revolving line of credit | Woodland Nursing and Glenvue Nursing Credit Facility [Member] | Private Bank | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 1,500,000